Janus Henderson Global Research Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Global Research Fund	Sep. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.13%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	1.93%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.24%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.82%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.75%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.52%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.98%

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.